Leases - Summary of right-of-use assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 43,203,180	$ 49,520,847
Depreciation of the year		(6,030,194)	(5,886,840)
Additions		4,525,365	2,719,306
Cancellations		(337,853)	(2,693,228)
Currency translation effect		604,035	(456,905)
Ending balance	$ 2,070,452	41,964,533	43,203,180
Transportation and storage equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		17,568,803	19,258,587
Depreciation of the year		(3,724,213)	(3,495,211)
Additions		4,058,802	2,163,251
Cancellations		(257,031)	(12,766)
Currency translation effect		489,269	(345,058)
Ending balance		$ 18,135,630	17,568,803
Transportation and storage equipment | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Transportation and storage equipment | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	10 years	10 years
Plants
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 15,639,974	20,075,267
Depreciation of the year		(1,691,204)	(1,869,775)
Cancellations			(2,565,518)
Ending balance		$ 13,948,770	15,639,974
Estimated useful life	14 years	14 years
Drilling equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 5,418,743	5,899,525
Depreciation of the year		(123,692)	(122,883)
Cancellations			(357,899)
Ending balance		$ 5,295,051	5,418,743
Estimated useful life	10 years	10 years
Rights of use
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 1,496,655	1,576,924
Depreciation of the year		(79,744)	(80,269)
Ending balance		$ 1,416,911	1,496,655
Estimated useful life	23 years	23 years
Port facilities
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 2,620,491	2,614,953
Depreciation of the year		(181,234)	(196,422)
Additions		119,709	367,830
Cancellations			(106,267)
Currency translation effect		64,525	(59,603)
Ending balance		$ 2,623,491	2,620,491
Estimated useful life	20 years	20 years
Buildings
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 67,246	68,564
Depreciation of the year		(31,637)	(37,573)
Additions		18,430	48,581
Cancellations		(3,401)	(7,873)
Currency translation effect		7,657	(4,453)
Ending balance		$ 58,295	67,246
Buildings | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Buildings | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	5 years	5 years
Land
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 20,147	27,027
Depreciation of the year		(1,586)	(5,810)
Cancellations			(804)
Currency translation effect		5,346	(266)
Ending balance		$ 23,907	20,147
Estimated useful life	5 years	5 years
Catalyst
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 233,131	0
Depreciation of the year		(85,242)	(77,243)
Cancellations			357,899
Currency translation effect		36,933	(47,525)
Ending balance		$ 184,822	233,131
Estimated useful life	5 years	5 years
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 137,990	0
Depreciation of the year		(111,642)	(1,654)
Additions		328,424	139,644
Cancellations		(77,421)
Currency translation effect		305
Ending balance		$ 277,656	$ 137,990
Machinery and Equipment | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	1 year	1 year
Machinery and Equipment | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Estimated useful life	5 years	5 years